Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 2,398	$ 3,091
Items not requiring (providing) cash
Depreciation and amortization	946	963
Amortization of ESOP and share-based compensation plans	195	203
Other assets	599	391
Net cash provided by operating activities	5,599	6,237
Financing Activities
Purchase of treasury stock	(63)	0
Net cash provided by (used in) financing activities	19,883	(11,960)
Net Change in Cash and Cash Equivalents	59,427	4,746
Cash and Cash Equivalents, Beginning of Year	15,681	10,935
Cash and Cash Equivalents, End of Year	75,108	15,681
Parent Company
Operating Activities
Net income	2,398	3,091
Items not requiring (providing) cash
Depreciation and amortization	12	12
Equity in Undistributed Income of Subsidiary	(281)	(30)
Amortization of ESOP and share-based compensation plans	408	403
Other assets	(724)	(788)
Net cash provided by operating activities	1,813	2,688
Financing Activities
Dividends paid to stockholders	(2,253)	(2,988)
Proceeds from purchases of common stock by the dividend reinvestment plan	0	236
Purchase of treasury stock	(63)	0
Shares purchased for deferred compensation plan	121	72
Net cash provided by (used in) financing activities	(2,195)	(2,680)
Net Change in Cash and Cash Equivalents	(382)	8
Cash and Cash Equivalents, Beginning of Year	1,820	1,812
Cash and Cash Equivalents, End of Year	$ 1,438	$ 1,820